Net loss per common unit	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Net loss per common unit

Note 10—Net loss per preferred and common unit

Basic net loss per unit is computed by dividing net loss by the weighted average number of units outstanding for the period. Diluted net loss per unit is computed by giving effect to all potential dilutive common unit equivalents for the period. Basic and diluted net loss per unit were the same for each period presented as the inclusion of all potential units outstanding would have been anti-dilutive.

The following table sets forth the calculation of basic and diluted net loss per preferred and common unit during the periods presented:

	Three Months Ended
	March 31,
	2022	2021
Net loss attributable to unitholders (in thousands)	$(24,819)	$(13,861)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,426,264
Net loss per common and preferred unit, basic and diluted	$(0.74)	$(0.43)

Incentive units described in Note 9 do not participate in losses and have been excluded from the net loss per common unit.

Due to their anti-dilutive effect, the warrants described in Note 8 have been excluded from diluted net loss per common unit.

Note 12—Net loss per common unit

The following table sets forth the calculation of basic and diluted net loss per common unit during the periods presented:

	Year ended December 31,
	2021	2020
Net loss attributable to common unit holders (in thousands)	$(73,151)	$(58,583)
Weighted-average units used in computing net loss per common unit, basic and diluted	33,048,809	32,426,264
Net loss per common unit, basic and diluted	$(2.21)	$(1.81)

Incentive units described in Note 10 do not participate in losses and have been excluded from the net loss per common unit.

Due to their anti-dilutive effect, the warrants described in Note 9 have been excluded from diluted net loss per common unit.